Goodwill and Other Intangible Assets Disclosure - Goodwill and Other Intangible Assets (Goodwill by Segment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill	$ 559,307	$ 559,307
Redbox [Member]
Goodwill [Line Items]
Goodwill	138,743	138,743
Coinstar [Member]
Goodwill [Line Items]
Goodwill	156,351	156,351
New Ventures [Member]
Goodwill [Line Items]
Goodwill	$ 264,213	$ 264,213